Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of operating segment results

	For the Years Ended December 31,
	2019	2020

Net revenues:
Cheers App Internet Business	$28,301	$83,573
Traditional Media Business	37,476	40,190
Total consolidated net revenues	$65,777	$123,763
Operating income:
Cheers APP Internet Business	$11,548	$24,343
Traditional Media Business	15,291	11,707
Total segment operating income	26,839	36,050
Unallocated item (1)	-	(5,381)
Total consolidated operating income	$26,839	$30,669

(1)	The unallocated item for the year ended December 31, 2020 presents the share-based compensation for employees, which is not allocated to segments.